Commitments and Contingencies - ICTA Investigation Regarding the R&D Obligations - Additional Information (Detail) ₺ in Thousands									12 Months Ended
	Jan. 31, 2024 TRY (₺)	May 18, 2023 TRY (₺)	Feb. 24, 2023 TRY (₺)	Jan. 31, 2023 TRY (₺)	Jan. 26, 2023 TRY (₺)	Jan. 02, 2023 TRY (₺)	Mar. 17, 2022 TRY (₺)	Jan. 20, 2022 TRY (₺)	Dec. 31, 2023 TRY (₺) item lawsuit	Dec. 31, 2021 TRY (₺)
ICTA Investigation Regarding the Research And Development Obligations 2013-2016 And 2016-2017
Disclosure of commitments and contingencies [line items]
Amount of fine imposed										₺ 49,170
Discounted administrative fine										₺ 36,877
ICTA Investigation Regarding the Research And Development Obligations 2017 To 2018
Disclosure of commitments and contingencies [line items]
Amount of fine imposed									₺ 46,317
Discounted administrative fine									₺ 34,738
ICTA - Investigation on 3G and 4.5G Service Quality Obligations
Disclosure of commitments and contingencies [line items]
Amount of fine imposed								₺ 3,622
Discounted administrative fine							₺ 2,716
Number of lawsuits | lawsuit									5
ICTA - Inspection on Service Quality (2020 Q2)
Disclosure of commitments and contingencies [line items]
Amount of fine imposed								₺ 568
Discounted administrative fine							₺ 426
ICTA - Refunds Investigation
Disclosure of commitments and contingencies [line items]
Amount of fine imposed						₺ 5,680
Discounted administrative fine				₺ 4,260
Number of lawsuits | lawsuit									2
Amount to be transferred to the Ministry, along with late fee						412
Amount that could not be refunded to subscribers						₺ 161
Amount deposited in to the Ministry's account with default interest		₺ 98,333
ICTA - Sub-Agency/Dealership Investigation
Disclosure of commitments and contingencies [line items]
Amount of fine imposed									₺ 834
ICTA - Fizy Service Investigation
Disclosure of commitments and contingencies [line items]
Amount of fine imposed					₺ 1,682
Discounted administrative fine			₺ 1,262
Amount to be refunded									3,036
ICTA - Investigation Regarding the Subscription Agreements
Disclosure of commitments and contingencies [line items]
Amount of fine imposed									99,132
Discounted administrative fine	₺ 74,349
ICTA - Investigation on Value Added Services
Disclosure of commitments and contingencies [line items]
Amount of fine imposed									9,476
Discounted administrative fine	7,107
ICTA - Investigation on Number Portability
Disclosure of commitments and contingencies [line items]
Amount of fine imposed									894
Discounted administrative fine	670
ICTA - Inspection on SimCard Change
Disclosure of commitments and contingencies [line items]
Amount of fine imposed									₺ 375
Discounted administrative fine	₺ 281
ICTA - Investigation of Committed Subscriptions
Disclosure of commitments and contingencies [line items]
Number of different violations | item									9
Number of determinations for which collected amount should be refunded | item									6
ICTA- Investigation on Identity Verification Regulation
Disclosure of commitments and contingencies [line items]
Number of different violations | item									4
Percentage of administrative fine imposed									12.00%